FINANCIAL RISK MANAGEMENT OBJECTIVES - Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Each Foreign Currency Exchange Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
5% increase in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	5.00%	5.00%
Change in profit before tax due to change of foreign currency exchange rates	$ (341)	$ (2,161)
5% increase in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	0	0
5% increase in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	2	5
5% increase in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	34	9
5% increase in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	50	68
5% increase in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 1	$ (22)
5% decrease in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	(5.00%)	(5.00%)
Change in profit before tax due to change of foreign currency exchange rates	$ 341	$ 2,161
5% decrease in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	0	0
5% decrease in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(2)	(5)
5% decrease in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(34)	(9)
5% decrease in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(50)	(68)
5% decrease in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ (1)	$ 22